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                          [PACIFIC CAPITAL FUNDS LOGO]

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                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 8, 2002
                      TO PROSPECTUS DATED DECEMBER 1, 2001
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       1. The following information replaces footnote * on page 13 of the
          Prospectus for the Balanced Fund under the Performance Table:

          * For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was -14.94% versus -20.39% and 8.51% for the S&P 500(R) Stock Index and the Merrill Lynch Corporate & Government Master Index, respectively.

       2. The following information replaces footnote 1 on page 37 of the Prospectus for the Short Intermediate U.S. Government
          Securities Fund under the section entitled "Fees and Expenses":

          1 The Adviser is limiting the Management Fee and reimbursing other expenses and the Administrator is waiving a portion of the Administration Fee so combined they do not exceed 0.55%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE 0.55%. These expense limitations may be revised or canceled at any time.

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                                    CLASS Y
                              INSTITUTIONAL SHARES
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INVESTOR SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

   02/02 PCP 0044S1